Taxation - Movements (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation
Balance at beginning of period	¥ (15,743)	¥ (20,443)	¥ (21,942)
Change of valuation allowance	(12,300)	4,700	1,499
Balance at end of period	¥ (28,043)	¥ (15,743)	¥ (20,443)